Public Offering (Narrative) (Details) - Decarbonization Plus Acquisition Corporation IV [Member]	Aug. 13, 2021 $ / shares $ / USD_per_Unit shares
Public Offering [Line Items]
Units issued, price per unit | $ / USD_per_Unit	10.1
Initial Public Offering [Member]
Public Offering [Line Items]
Number of units issued | shares	31,625,000
Units issued, price per unit | $ / USD_per_Unit	10
Exercise price of warrants granted | $ / shares	$ 11.5
Number of over-allotment units issued | shares	4,125,000